Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
Segment Reporting

(22)                          Segment Reporting

During 2011, the Group disposed of the Datong segment, which was reclassified to discontinued operations for all periods presented, and operates in three principal operating segments: P&C, Life and Claims Adjusting. Accordingly, the Group has retroactively amended its segment disclosure for 2010. Business segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The principle activities of the three reportable operating segments are as follows:

1) P&C segment

This segment provides brokerage and agency services of property and casualty insurance products.

2) Life segment

This segment mainly provides life insurance brokerage and agency services.

3) Claims Adjusting segment

This segment provides pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services.

The following table shows the Group’s operations by business segment for the years ended December 31, 2010, 2011 and 2012. Other includes revenue and expenses not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues
P&C	821,259	1,032,594	1,090,205	174,990
Life	235,584	276,402	272,755	43,780
Claims Adjusting	177,094	202,003	217,497	34,911
Other	—	5,676	5,660	908
Total net revenues	1,233,937	1,516,675	1,586,117	254,589
Operating costs and expenses
P&C	(389,266)	(1,626,472)	(911,330)	(146,278)
Life	(194,612)	(245,571)	(266,062)	(42,706)
Claims Adjusting	(156,825)	(243,072)	(186,694)	(29,967)
Other	(98,709)	(150,333)	(156,205)	(25,073)
Total operating costs and expenses	(839,412)	(2,265,448)	(1,520,291)	(244,024)
Income (loss) from operations
P&C	431,993	(593,878)	178,875	28,712
Life	40,972	30,831	6,693	1,074
Claims Adjusting	20,269	(41,069)	30,803	4,944
Other	(98,709)	(144,657)	(150,545)	(24,165)
Total income (loss) from operations	394,525	(748,773)	65,826	10,565

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Segment assets
P&C	1,367,326	1,542,536	247,595
Life	200,713	250,126	40,148
Claims Adjusting	108,630	84,325	13,535
Other	1,604,327	1,523,802	244,587
Total assets	3,280,996	3,400,789	545,865

Substantially all of the Group’s revenues for the three years ended December 31, 2010, 2011 and 2012 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.